Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALLSPRING EXCHANGE-TRADED FUNDS TRUST
Entity Central Index Key	0001611331
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000254756
Shareholder Report [Line Items]
Fund Name	LT Large Core ETF
Trading Symbol	ALRG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about LT Large Core ETF for the period from August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.
Additional Information Phone Number	 1-866-701-2575.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
LT Large Core ETF	$15	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%	[1]
AssetsNet	$ 7,064,151
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 10,205
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$7,064,151
# of portfolio holdings	47
Portfolio turnover rate	3%
Total advisory fees paid	$10,205

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	35.8
Financials	14.6
Industrials	11.7
Communication services	11.5
Consumer discretionary	11.4
Health care	7.1
Energy	4.5
Consumer staples	2.5
Materials	0.9

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	7.9
Microsoft Corp.	7.3
Alphabet, Inc. Class C	6.2
Amazon.com, Inc.	5.1
Broadcom, Inc.	4.5
Meta Platforms, Inc. Class A	3.8
NVIDIA Corp.	3.0
JPMorgan Chase & Co.	2.9
Eli Lilly & Co.	2.7
Suncor Energy, Inc.	2.4

Material Fund Change [Text Block]
C000254757
Shareholder Report [Line Items]
Fund Name	LT Large Growth ETF
Trading Symbol	AGRW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about LT Large Growth ETF for the period from August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.
Additional Information Phone Number	 1-866-701-2575.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
LT Large Growth ETF	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[2]
AssetsNet	$ 113,991,202
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 227,252
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$113,991,202
# of portfolio holdings	46
Portfolio turnover rate	2%
Total advisory fees paid	$227,252

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	48.1
Communication services	14.8
Health care	10.7
Consumer discretionary	9.4
Industrials	8.1
Financials	6.6
Materials	1.2
Consumer staples	1.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	15.4
Microsoft Corp.	7.6
Alphabet, Inc. Class C	7.3
Amazon.com, Inc.	6.5
Apple, Inc.	6.4
Broadcom, Inc.	4.8
Meta Platforms, Inc. Class A	4.7
Visa, Inc. Class A	2.4
Eli Lilly & Co.	2.2
Arista Networks, Inc.	2.0

Material Fund Change [Text Block]
C000254758
Shareholder Report [Line Items]
Fund Name	Special Large Value ETF
Trading Symbol	ASLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Special Large Value ETF for the period from August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-866-701-2575.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Special Large Value ETF	$19	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[3]
AssetsNet	$ 250,044,985
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 467,728
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$250,044,985
# of portfolio holdings	46
Portfolio turnover rate	19%
Total advisory fees paid	$467,728

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.1
Health care	13.9
Industrials	13.7
Information technology	11.1
Consumer discretionary	9.8
Consumer staples	7.2
Energy	6.4
Materials	5.7
Communication services	5.6
Utilities	4.0
Real estate	2.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	5.6
NextEra Energy, Inc.	4.0
Intercontinental Exchange, Inc.	3.8
Bank of America Corp.	3.5
Capital One Financial Corp.	3.5
Canadian Pacific Kansas City Ltd.	3.4
Amazon.com, Inc.	3.3
Exxon Mobil Corp.	3.1
Berkshire Hathaway, Inc. Class B	3.1
Labcorp Holdings, Inc.	2.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2025.

James M. Tringas, CFA, will transition to a new role with Allspring Global Investments, LLC on December 31, 2026 and will no longer serve as a portfolio manager of the Fund as of this date.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since August 1, 2025.

[1]	Annualized
[2]	Annualized
[3]	Annualized